SEMI-ANNUAL REPORT

                                 MARCH 31, 1999

                            THE ROCKLAND GROWTH FUND

                                  RETAIL CLASS

                              INSTITUTIONAL CLASS

ROCKLAND GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES -- MARCH 31, 1999 (UNAUDITED)

ASSETS:
   Investments, at value (cost $17,316,591)                        $19,747,762
   Receivable for investments sold                                   1,432,456
   Dividends and interest receivable                                     5,535
   Organizational expenses, net of accumulated amortization             18,061
   Other assets                                                         19,913
                                                                   -----------
           Total Assets                                             21,223,727
                                                                   -----------
LIABILITIES:
   Payable for investments purchased                                 3,377,462
   Payable to Adviser                                                    1,678
   Accrued expenses and other liabilities                               61,435
                                                                   -----------
           Total Liabilities                                         3,440,575
                                                                   -----------
NET ASSETS                                                         $17,783,152
                                                                   -----------
                                                                   -----------
NET ASSETS CONSIST OF:
   Capital stock                                                   $12,455,404
   Accumulated undistributed net realized gain on investments sold   2,896,577
   Net unrealized appreciation on investments                        2,431,171
                                                                   -----------
           Total Net Assets                                        $17,783,152
                                                                   -----------
                                                                   -----------
RETAIL CLASS:
   Net assets                                                      $ 1,834,225
   Shares of beneficial interest outstanding
     (unlimited shares of $.001 par value authorized)                  115,724
   Net asset value and redemption price per share                  $     15.85
                                                                   -----------
                                                                   -----------
   Maximum offering price per share                                $     16.34
                                                                   -----------
                                                                   -----------
INSTITUTIONAL CLASS:
   Net assets                                                      $15,948,927
   Shares of beneficial interest outstanding
     (unlimited shares of $.001 par value authorized)                1,001,502
   Net asset value, redemption price and offering price per share  $     15.92
                                                                   -----------
                                                                   -----------

                     See notes to the financial statements.

ROCKLAND GROWTH FUND
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED MARCH 31, 1999 (UNAUDITED)

INVESTMENT INCOME:
   Dividend income                                                  $    3,021
   Interest income                                                      28,754
                                                                    ----------
           Total investment income                                      31,775
                                                                    ----------
EXPENSES:
   Investment advisory fee                                              72,912
   Administration fee                                                   25,934
   Shareholder servicing and accounting costs                           38,080
   Custody fees                                                         15,472
   Federal and state registration                                        6,274
   Professional fees                                                    16,521
   Reports to shareholders                                               3,986
   Trustees' fees and expenses                                           1,456
   Amortization of organizational expenses                               3,458
   Distribution expenses -- Retail Class                                 1,865
   Other                                                                 6,060
                                                                    ----------
           Total operating expenses before reimbursement               192,018
   Less:  Reimbursement from Adviser                                   (62,557)
                                                                    ----------
           Total expenses                                              129,461
                                                                    ----------
NET INVESTMENT LOSS                                                    (97,686)
                                                                    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on:
       Long transactions                                             3,733,471
       Short transactions                                              (82,802)
   Change in unrealized appreciation/depreciation on:
       Investments                                                   1,570,424
       Short positions                                                   1,403
                                                                    ----------
   Net realized and unrealized gain on investments                   5,222,496
                                                                    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $5,124,810
                                                                    ----------
                                                                    ----------

                     See notes to the financial statements.

ROCKLAND GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     SIX MONTHS
                                                                                       ENDED             YEAR ENDED
                                                                                   MARCH 31, 1999    SEPTEMBER 30, 1998
                                                                                   --------------    ------------------
                                                                                    (UNAUDITED)
OPERATIONS:
   Net investment loss                                                              $   (97,686)        $  (184,078)
   Net realized gain (loss) on:
       Long transactions                                                              3,733,471            (395,128)
       Short transactions                                                               (82,802)             79,004
   Change in unrealized appreciation/depreciation on:
       Investments                                                                    1,570,424          (2,270,961)
       Short positions                                                                    1,403              (1,403)
                                                                                    -----------         -----------
   Net increase (decrease) in net assets resulting from operations                    5,124,810          (2,772,566)
                                                                                    -----------         -----------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                                          1,267,795           3,339,381
   Shares issued to holders in reinvestment of dividends                                     --             270,117
   Cost of shares redeemed                                                             (428,175)           (517,134)
                                                                                    -----------         -----------
   Net increase in net assets resulting from capital share transactions                 839,620           3,092,364
                                                                                    -----------         -----------
DISTRIBUTIONS TO RETAIL CLASS SHAREHOLDERS:
    In excess of net realized gains                                                          --             (14,424)
    Return of capital                                                                        --             (11,862)
                                                                                    -----------         -----------
                                                                                             --             (26,286)
DISTRIBUTIONS TO INSTITUTIONAL CLASS SHAREHOLDERS:
   In excess of net realized gains                                                           --            (140,328)
   Return of capital                                                                         --            (115,410)
                                                                                    -----------         -----------
                                                                                             --            (255,738)
NET INCREASE IN NET ASSETS                                                            5,964,430              37,774

NET ASSETS:
   Beginning of period                                                               11,818,722          11,780,948
                                                                                    -----------         -----------
   End of period                                                                    $17,783,152         $11,818,722
                                                                                    -----------         -----------
                                                                                    -----------         -----------

                     See notes to the financial statements.

ROCKLAND GROWTH FUND
FINANCIAL HIGHLIGHTS

                                                          SIX MONTHS                                     DECEMBER 2, 1996(1)<F1>
                                                             ENDED                    YEAR ENDED                 THROUGH
                                                        MARCH 31, 1999            SEPTEMBER 30, 1998       SEPTEMBER 30, 1997
                                                   ------------------------    ------------------------ ------------------------
                                                          (UNAUDITED)
                                                    RETAIL    INSTITUTIONAL     RETAIL     INSTITUTIONAL RETAIL     INSTITUTIONAL
                                                    CLASS         CLASS         CLASS          CLASS      CLASS         CLASS
                                                    ------    -------------     ------     ------------- ------     -------------
Per Share Data:
Net asset value, beginning of period               $ 11.17       $ 11.21       $ 14.42       $ 14.43    $ 10.00       $ 10.00
                                                   -------       -------       -------       -------    -------       -------
Income from investment operations:
   Net investment loss                               (0.11)(8)     (0.08)(8)     (0.20)(7)     (0.17)(7)  (0.15)(8)     (0.11)(8)
                                                         <F8>           <F8>         <F7>           <F7>       <F8>          <F8>
   Net realized and unrealized gains
     (losses) on investments                          4.79          4.79         (2.73)        (2.73)      4.57          4.56
                                                   -------       -------       -------       -------    -------       -------
      Total from investment
        operations                                    4.68          4.71         (2.93)        (2.90)      4.42          4.45
                                                   -------       -------       -------       -------    -------       -------
Less distributions:
   Dividends in excess of
     net investment income                              --            --            --            --         --         (0.02)
   Distributions in excess of
     net realized gains                                 --            --         (0.18)        (0.18)        --            --
   Return of capital                                    --            --         (0.14)        (0.14)        --            --
                                                   -------       -------       -------       -------    -------       -------
      Total distributions                               --            --         (0.32)        (0.32)        --         (0.02)
                                                   -------       -------       -------       -------    -------       -------
Net asset value, end of period                     $ 15.85       $ 15.92       $ 11.17       $ 11.21    $ 14.42       $ 14.43
                                                   -------       -------       -------       -------    -------       -------
                                                   -------       -------       -------       -------    -------       -------
Total return (2)<F2>(3)<F3>                         41.90%        42.02%       (20.44%)      (20.21%)    44.20%        44.53%
Supplemental data and ratios:
   Net assets, end of period                    $1,834,225   $15,948,927    $1,137,385   $10,681,337   $921,991   $10,858,957
   Ratio of operating expenses to
     average net assets (4)<F4>(5)<F5>               2.00%         1.75%         2.00%         1.75%      2.00%         1.75%
   Ratio of net investment loss to
     average net assets (4)<F4>(5)<F5>              (1.56%)       (1.31%)       (1.72%)       (1.47%)    (1.36%)       (1.11%)
   Portfolio turnover rate (6)<F6>                 378.27%       378.27%       353.27%       353.27%    204.05%       204.05%

(1)<F1>   Commencement of operations.
(2)<F2>   Not annualized for the six months ended March 31, 1999 or the period December 2, 1996 through September 30, 1997.
(3)<F3>   The total return does not reflect the 3% front-end sales charge for the Retail Class.
(4)<F4>   Annualized for the six months ended March 31, 1999 and the period December 2, 1996 through September 30, 1997.
(5)<F5>   Without expense reimbursements of $62,557, $107,092 and $120,419 for the six months ended March 31, 1999, the year ended
          September 30, 1998 and the period December 2, 1996 through September 30, 1997, respectively, the ratio of operating expenses to average net assets would have been 2.86%, 2.85% and 4.23% for the Retail class and 2.61%, 2.60% and 3.98% for the Institutional class, respectively. The ratio of net investment loss to average net assets would have been (2.42%),
          (2.57%) and (3.60%) for the Retail class and (2.17%), (2.32%) and (3.35%) for the Institutional class, respectively.
(6)<F6>   Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(7)<F7>   Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(8)<F8>   Net investment loss per share represents net investment loss divided by the monthly average shares of beneficial interest outstanding throughout the period.

                     See notes to the financial statements.

ROCKLAND GROWTH FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 1999 (UNAUDITED)

  SHARES                                                              VALUE
  ------                                                              -----
          COMMON STOCKS -- 97.2%
          BUILDING & CONSTRUCTION -- 1.5%
  15,000  Insituform Technologies, Inc. -- Class A *<F9>           $   262,500
                                                                   -----------
          BUSINESS SERVICES -- 9.3%
   8,000  Abacus Direct Corporation *<F9>                              656,000
   4,000  AnswerThink Consulting Group, Inc. *<F9>                     112,000
  10,000  CheckFree Holdings Corporation *<F9>                         425,625
  10,000  GP Strategies Corporation *<F9>                              177,500
   3,000  NCO Group, Inc. *<F9>                                        111,000
   4,000  ProBusiness Services, Inc. *<F9>                             168,000
                                                                   -----------
                                                                     1,650,125
                                                                   -----------
          COMPUTERS -- 0.9%
   2,000  VERITAS Software Corporation *<F9>                           161,500
                                                                   -----------
          CONSUMER PRODUCTS -- 0.5%
   3,000  Action Performance Companies, Inc. *<F9>                      90,375
                                                                   -----------
          EDUCATION -- 0.3%
   2,000  Education Management Corporation *<F9>                        61,500
                                                                   -----------
          ELECTRONICS -- 2.5%
  11,000  Jabil Circuit, Inc. *<F9>                                    445,500
                                                                   -----------
          ENTERTAINMENT & LEISURE -- 1.3%
   8,000  Championship Auto Racing Teams, Inc. *<F9>                   233,000
                                                                   -----------
          FINANCIAL SERVICES -- 0.7%
   2,000  Net.B@nk, Inc. *<F9>                                         136,000
                                                                   -----------
          HEALTH CARE SERVICES -- 1.7%
   8,000  Pharmaceutical Product Development, Inc. *<F9>               268,500
   3,000  Veterinary Centers of America, Inc. *<F9>                     42,375
                                                                   -----------
                                                                       310,875
                                                                   -----------
          INTERNET -- 14.8%
   4,000  Broadcast.com Inc. *<F9>                                     472,750
   2,000  Exodus Communications, Inc. *<F9>                            269,000
   8,000  Fatbrain.com Inc. *<F9>                                      183,000
  15,000  Frontline Communications Corporation *<F9>                   232,500
   6,000  Infoseek Corporation *<F9>                                   444,000
   2,000  Modem Media . Poppe Tyson, Inc. *<F9>                         85,750
   5,000  PSINet Inc. *<F9>                                            212,812
  10,000  Pilot Network Services, Inc. *<F9>                           149,375
   5,000  ProtoSource Corporation *<F9>                                 40,000
   3,000  Security First Technologies Corporation *<F9>                220,500
   2,000  VeriSign, Inc. *<F9>                                         308,000
                                                                   -----------
                                                                     2,617,687
                                                                   -----------
          MEDICAL PRODUCTS -- 4.1%
   8,000  Andrx Corporation *<F9>                                      729,000
                                                                   -----------
          RESTAURANTS -- 1.1%
   8,000  Foodmaker, Inc. *<F9>                                        204,000
                                                                   -----------
          RETAIL -- 14.2%
   3,000  Ames Department Stores, Inc. *<F9>                           111,375
  10,000  AnnTaylor Stores Corporation *<F9>                           441,875
   4,000  CSK Auto Corporation *<F9>                                   119,750
   6,000  Cost Plus, Inc. *<F9>                                        176,250
  14,000  Family Dollar Stores, Inc.                                   322,000
  12,000  Linens'n Things, Inc. *<F9>                                  544,500
  10,000  Midas, Inc.                                                  333,750
   3,000  Rent-Way, Inc. *<F9>                                          72,000
  12,000  Staples, Inc. *<F9>                                          394,500
                                                                   -----------
                                                                     2,516,000
                                                                   -----------
          SEMICONDUCTORS -- 11.9%
   4,000  ASM Lithography Holding N.V. *<F9>                           180,000
   8,000  Applied Micro Circuits Corporation *<F9>                     342,000
   5,000  Maxim Integrated Products, Inc. *<F9>                        270,625
   1,000  RF Micro Devices, Inc. *<F9>                                  95,688
  10,000  Taiwan Semiconductor Manufacturing Company Ltd. -- ADR *<F9> 236,250
  14,000  TranSwitch Corporation *<F9>                                 633,500
   7,000  Vitesse Semiconductor Corporation *<F9>                      354,375
                                                                   -----------
                                                                     2,112,438
                                                                   -----------
          SOFTWARE -- 12.8%
   8,000  Adobe Systems Incorporated                                   454,000
   3,000  BindView Development Corporation *<F9>                        93,375
  13,000  Concord Communications, Inc. *<F9>                           741,000
   8,000  Mercury Interactive Corporation *<F9>                        285,000
   1,000  New Era of Networks, Inc. *<F9>                               67,750
  13,000  Peregrine Systems, Inc. *<F9>                                437,125
   5,000  Point of Sale Ltd. *<F9>                                      50,313
   3,000  TSI International Software Ltd. *<F9>                        146,437
                                                                   -----------
                                                                     2,275,000
                                                                   -----------
          TELECOMMUNICATIONS -- 13.9%
   4,000  Carrier Access Corporation *<F9>                             309,250
   6,000  Citadel Communications Corporation *<F9>                     199,500
  15,000  Com21, Inc. *<F9>                                            393,750
   7,000  EchoStar Communications Corporation -- Class A *<F9>         571,375
  10,000  RCN Corporation *<F9>                                        335,625
  11,000  Rogers Communications, Inc. -- Class B *<F9>                 199,375
   8,000  SK Telecom Co. Ltd. -- ADR                                    97,500
  10,000  Western Wireless Corporation -- Class A *<F9>                362,500
                                                                   -----------
                                                                     2,468,875
                                                                   -----------
          TEXTILES & APPAREL -- 1.5%
   3,000  Tommy Hilfiger Corporation *<F9>                             206,625
   2,000  WestPoint Stevens Inc. *<F9>                                  55,375
                                                                   -----------
                                                                       262,000
                                                                   -----------
          TRANSPORTATION -- 4.2%
   7,000  Expeditors International of Washington, Inc.                 378,000
   9,000  Ryanair Holdings PLC -- ADR *<F9>                            366,750
                                                                   -----------
                                                                       744,750
                                                                   -----------
          TOTAL COMMON STOCKS (Cost $14,849,954)                    17,281,125
                                                                   -----------
PRINCIPAL
 AMOUNT
---------
          SHORT-TERM INVESTMENTS -- 13.9%
          VARIABLE RATE DEMAND NOTES #<F10> -- 13.9%
$587,168  American Family Financial Services Inc., 4.5696%             587,168
 860,958  Firstar Bank, 4.6887%                                        860,958
  12,958  General Mills, Inc., 4.5438%                                  12,958
 425,553  Warner-Lambert Co., 4.5700%                                  425,553
 580,000  Wisconsin Electric Power Company, 4.5696%                    580,000
                                                                   -----------
          TOTAL SHORT-TERM INVESTMENTS (Cost $2,466,637)             2,466,637
                                                                   -----------
          TOTAL INVESTMENTS -- (COST OF $17,316,591)                19,747,762
                                                                   -----------
          Liabilities, less Other Assets -- (11.1%)                 (1,964,610)
                                                                   -----------
          TOTAL NET ASSETS -- 100.0%                               $17,783,152
                                                                   -----------
                                                                   -----------

 *<F9>  Non-income producing security.
#<F10> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 1999.

                     See notes to the financial statements.

ROCKLAND GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS -- MARCH 31, 1999 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   The Rockland Funds Trust (the "Trust") was organized on July 31, 1996, as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940 ("1940 Act"). The Trust currently consists of one series, The Rockland Growth Fund (the "Fund"). The investment objective of the Fund is to seek capital appreciation. In seeking its investment objective of capital appreciation, the Fund will, under normal market conditions, invest primarily in equity securities of domestic companies. The Fund is structured for flexibility and risk reduction, but centered around investment in high quality growth stocks with an emphasis on those companies whose growth potential, in the opinion of the Fund's investment adviser, GREENVILLE CAPITAL MANAGEMENT, INC., has been overlooked by Wall Street analysts. The Fund issued and sold 10,000 Institutional shares of its capital stock at $10 per share on October 21, 1996. The Fund commenced operations on December 2, 1996.

   The costs incurred in connection with the organization, initial registration and public offering of shares, aggregating $34,078, have been paid by the Adviser. The Fund has reimbursed the Adviser. These costs are being amortized over the period of benefit, but not to exceed sixty months from the Fund's commencement of operations.

   The Fund has issued two classes of shares: Retail and Institutional. The Retail shares are subject to a 0.25% 12b-1 fee and an initial sales charge imposed at the time of purchase, in accordance with the Fund's prospectus. The maximum sales charge is 3% of the offering price or 3.09% of the net asset value. Each class of shares has identical rights and privileges except with respect to 12b-1 fees paid by Retail shares and voting rights on matters affecting a single class of shares.

   The following is a summary of significant accounting policies consistently followed by the Fund.

   a) Investment Valuation - Common stocks, other equity-type securities, and securities sold short that are listed on a security exchange or quoted on NASDAQ are valued at the last quoted sales price on which such securities are primarily traded. Common stocks, other equity-type securities, and securities sold short which are listed on an exchange or the NASDAQ Stock Market but which are not traded on the valuation date are valued at the mean between the current bid and asked price. Options purchased or written by the Fund are valued at the average of the current bid and asked prices. Mutual fund investments are valued at the net asset value on the day the valuation is made. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by management in accordance with procedures approved by the Board of Trustees. Debt securities (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

   b) Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income as well as any net realized gains to its shareholders. Therefore, no federal income tax provision is required.

   c) Distributions to Shareholders - Dividends from net investment income are declared and paid annually in December. Distributions of net realized capital gains, if any, will be declared at least annually and distributed in December. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes.

       Generally accepted accounting principles require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets. As of September 30, 1998, on the statement of assets and liabilities, as a result of permanent book-to-tax differences, $137,126 has been reclassified from capital with $184,078 posted to accumulated undistributed net investment income and $46,952 posted from accumulated net realized loss. These differences relate to the use of the net operating loss as an offset against short-term gains for tax purposes and the amortization of organization costs for tax purposes.

       Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of losses from wash sales. As of September 30, 1998, temporary differences also result from post-October 31 losses of $535,559, which are not recognized for tax purposes until the first day of the following fiscal year.

       On December 31, 1996, a dividend of $3,001 was paid to Institutional shareholders of record on December 30, 1996. There were no Retail shareholders as of the record date.

   d) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   e) Foreign Securities - Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

   f) Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

2. SHARES OF BENEFICIAL INTEREST

   Transactions in shares of beneficial interest were as follows:

                                                                   SIX MONTHS ENDED                      YEAR ENDED
                                                                    MARCH 31, 1999                   SEPTEMBER 30, 1998
                                                                ----------------------             -----------------------
                                                                 $              SHARES              $               SHARES
                                                                ---             ------             ---              ------
   RETAIL SHARES:
   Shares sold                                              $  203,459           15,701        $  622,498           47,437
   Shares issued to holders in reinvestment of dividends            --               --            24,156            2,074
   Shares redeemed                                             (24,886)          (1,824)         (149,376)         (11,613)
                                                            ----------        ---------        ----------          -------
   Net increase                                             $  178,573           13,877        $  497,278           37,898
                                                            ----------        ---------        ----------          -------
                                                            ----------        ---------        ----------          -------
   SHARES OUTSTANDING:
   Beginning of period                                                          101,847                             63,949
                                                                              ---------                            -------
   End of period                                                                115,724                            101,847
                                                                              ---------                            -------
                                                                              ---------                            -------
   INSTITUTIONAL SHARES:
   Shares sold                                              $1,064,336           75,771        $2,716,883          210,145
   Shares issued to holders in reinvestment of dividends            --               --           245,961           21,094
   Shares redeemed                                            (403,289)         (27,433)         (367,758)         (30,773)
                                                            ----------        ---------        ----------          -------
   Net increase                                             $  661,047           48,338        $2,595,086          200,466
                                                            ----------                         ----------
                                                            ----------                         ----------
   SHARES OUTSTANDING:
   Beginning of period                                                          953,164                            752,698
                                                                              ---------                            -------
   End of period                                                              1,001,502                            953,164
                                                                              ---------                            -------
                                                                              ---------                            -------
   TOTAL INCREASE                                           $  839,620                         $3,092,364
                                                            ----------                         ----------
                                                            ----------                         ----------

3. INVESTMENT TRANSACTIONS

   The aggregate purchases and sales of investments, excluding short-term investments and short positions, by the Fund for the six months ended March 31, 1999, were $54,244,719 and $52,432,177, respectively.

   At March 31, 1999, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

   Appreciation                                   $2,609,222
   (Depreciation)                                   (365,714)
                                                  ----------
       Net appreciation on investments            $2,243,508
                                                  ----------
                                                  ----------

   At March 31, 1999, the cost of investments for federal income tax purposes was $17,504,254.

4. INVESTMENT ADVISORY AND OTHER AGREEMENTS

   The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with Greenville Capital Management, Inc. Pursuant to its advisory agreement with the Trust, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.00% as applied to the Fund's daily net assets.

   The Investment Adviser has voluntarily agreed to waive its management fee and/or reimburse the operating expenses to the extent necessary to insure that the total operating expenses do not exceed 2.00% and 1.75% of the Fund's average daily net assets for the Retail class and Institutional class, respectively.

   Firstar Mutual Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund. Firstar Bank Milwaukee, N.A. serves as custodian for the Fund.

5. SHORT POSITIONS

   As a portfolio management strategy, the Fund may engage in short sales of securities, which result in obligations of the Fund to make a future delivery of a specific security. These obligations are subject to the risk that the security's market price at the delivery date will exceed the amount of proceeds initially received, and that the Fund may be required to purchase the security at prevailing market prices (or deliver the security if owned by the Fund) and thus realize a loss on the transaction. Obligations under short sales are reported as liabilities and are adjusted to the current market value of the security to be delivered. The Fund generally maintains deposits with brokers approximating the market value of securities sold short. At March 31, 1999, the Fund did not hold any short positions.

6. DISTRIBUTION PLAN

   The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), which requires the Retail class to pay the Distributor a distribution fee of up to 0.25% of its average daily net assets computed on an annual basis. Under the terms of the Plan, the Distributor is authorized to, in turn, pay all or a portion of this fee to any securities dealer, financial institution or any other person who renders assistance in distributing or promoting the sale of Retail class shares pursuant to a written agreement. To the extent such fee is not paid to such persons, the Distributor may use the fee for its own distribution expenses incurred in connection with the sale of the shares, although it is the Distributor's current intention to pay out all or most of the fee. The Fund has incurred $1,865 pursuant to the Plan for the six months ended March 31, 1999.

                                    TRUSTEES
                               Mr. Charles Cruice
                               Mr. Richard Gould
                              Mr. Robert Harrison
                               Dr. Peter Utsinger
                               Mr. Richard Vague

                                    OFFICERS
                         Mr. Charles Cruice, President
                          Mr. Richard Gould, Treasurer
                          Mr. Jeffrey Rugen, Secretary

                               INVESTMENT ADVISER
                      Greenville Capital Management, Inc.
                         100 South Rockland Falls Road
                              Rockland, DE  19732

                                   CUSTODIAN
                          Firstar Bank Milwaukee, N.A.
                                  P.O. Box 701
                            777 E. Wisconsin Avenue
                              Milwaukee, WI  53202

                         ADMINISTRATOR, TRANSFER AGENT
                         AND DIVIDEND-DISBURSING AGENT
                       Firstar Mutual Fund Services, LLC
                                  P.O. Box 701
                                  Third Floor
                            615 East Michigan Street
                              Milwaukee, WI  53202

                            INDEPENDENT ACCOUNTANTS
                                    KPMG LLP
                            777 E. Wisconsin Avenue
                              Milwaukee, WI  53202

                                 LEGAL COUNSEL
                              Godfrey & Kahn, S.C.
                              780 N. Water Street
                              Milwaukee, WI  53202